Notes to consolidated statement of profit and loss and other comprehensive income - Personnel expenses FTE (Details) - employee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes to consolidated statement of profit and loss and other comprehensive income
Research and development	74.4	56.8	46.9
General and administrative	29.5	14.7	9.9
Number of FTE	103.9	71.5	56.8